Share Capital - PGP Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended					9 Months Ended
	Feb. 07, 2022	Mar. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022
Class of Warrant or Right [Line Items]
Issuance of common shares for the settlement of liabilities	$ 700		$ 1,721	$ 1,957	$ 1,648	$ 1,135	$ 921
Issuance of common shares (in shares)	100,000	850,000
Contractual life (years)	5 years
February 7, 2022 A
Class of Warrant or Right [Line Items]
Warrant, outstanding (in shares)	100,000							100,000
Number of shares called by warrants (in shares)	100,000
Warrants exercise price (in USD per share)	$ 4.00							$ 4.00
Contractual life (years)								5 years
February 7 2022 B
Class of Warrant or Right [Line Items]
Warrant, outstanding (in shares)	100,000							100,000
Number of shares called by warrants (in shares)	100,000
Warrants exercise price (in USD per share)	$ 5.00							$ 5.00
Contractual life (years)								5 years
February 7 2022 C
Class of Warrant or Right [Line Items]
Warrant, outstanding (in shares)	100,000							100,000
Number of shares called by warrants (in shares)	100,000
Warrants exercise price (in USD per share)	$ 6.00							$ 6.00
Contractual life (years)								5 years